Document and Entity Information	Jan. 02, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 14, 2026
Entity File Number	333-04028-LA
Entity Registrant Name	MINISTRY PARTNERS INVESTMENT COMPANY, LLC
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	26-3959348
Entity Address State Or Province	CA
Entity Address, Address Line One	1 Pointe Drive
Entity Address, Adress Line Two	Suite 205
Entity Address, City or Town	Brea
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	671-5720
Entity Emerging Growth Company	false
Entity Central Index Key	0000944130
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false